LONG-TERM DEBT - Components of Long-Term Debt (Details) - USD ($) $ in Thousands	Mar. 31, 2015	Dec. 31, 2014
Line of Credit Facility [Line Items]
Revolving credit facility	$ 196,000	$ 208,000
Total long-term debt	$ 796,000	$ 808,000
Revolving credit facility
Line of Credit Facility [Line Items]
Weighted-average interest rate (as a percent)	2.43%	2.67%
5.5% Senior Notes
Line of Credit Facility [Line Items]
Senior unsecured notes	$ 300,000	$ 300,000
7.5% Senior Notes
Line of Credit Facility [Line Items]
Senior unsecured notes	$ 300,000	$ 300,000
Senior Notes | 5.5% Senior Notes
Line of Credit Facility [Line Items]
Stated interest rate	5.50%	5.50%
Senior Notes | 7.5% Senior Notes
Line of Credit Facility [Line Items]
Stated interest rate	7.50%	7.50%